Financial risk - Bank’s financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets available to support future funding
Availability of Bank Guaranteed Financial Assets	$ 382,220	$ 489,639
Availability of Bank Financial Assets as Collateral	8,625,998	7,288,925
Cash And Due From Banks [Member]
Financial assets available to support future funding
Availability of Bank Guaranteed Financial Assets	50,649	42,051
Availability of Bank Financial Assets as Collateral	1,190,936	1,211,001
Notional Of Investment Securities [Member]
Financial assets available to support future funding
Availability of Bank Guaranteed Financial Assets	331,571	447,588
Availability of Bank Financial Assets as Collateral	672,042	343,319
Loan Portfolio [Member]
Financial assets available to support future funding
Availability of Bank Guaranteed Financial Assets	0	0
Availability of Bank Financial Assets as Collateral	$ 6,763,020	$ 5,734,605